Share-Based Compensation (Details) - Schedule of Share-Based Employee Compensation Plan	12 Months Ended
Dec. 31, 2023 $ / shares shares
2020 Grant [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Total number of restricted shares awards	134,500
Number of restricted shares awards vesting each period	44,833
Grant date fair value per share (USD) | $ / shares	$ 7.9
2020 Grant [Member] | Grant date [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Oct. 07, 2020
2020 Grant [Member] | First vesting date (tranche 1) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2021
2020 Grant [Member] | Second vesting date (tranche 2) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2022
2020 Grant [Member] | Third vesting date (tranche 3) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2023
2021 Grant 1 [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Total number of restricted shares awards	180,000
Number of restricted shares awards vesting each period	60,000
Grant date fair value per share (USD) | $ / shares	$ 7.94
2021 Grant 1 [Member] | Grant date [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Feb. 16, 2021
2021 Grant 1 [Member] | First vesting date (tranche 1) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2022
2021 Grant 1 [Member] | Second vesting date (tranche 2) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2023
2021 Grant 1 [Member] | Third vesting date (tranche 3) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2024
2021 Grant 2 [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Total number of restricted shares awards	132,190
Number of restricted shares awards vesting each period	44,063
Grant date fair value per share (USD) | $ / shares	$ 8.17
2021 Grant 2 [Member] | Grant date [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Mar. 31, 2021
2021 Grant 2 [Member] | First vesting date (tranche 1) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2022
2021 Grant 2 [Member] | Second vesting date (tranche 2) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2023
2021 Grant 2 [Member] | Third vesting date (tranche 3) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2024
2022 Grant 1 [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Total number of restricted shares awards	279,000
Number of restricted shares awards vesting each period	93,000
Grant date fair value per share (USD) | $ / shares	$ 7.76
2022 Grant 1 [Member] | Grant date [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Feb. 09, 2022
2022 Grant 1 [Member] | First vesting date (tranche 1) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2023
2022 Grant 1 [Member] | Second vesting date (tranche 2) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2024
2022 Grant 1 [Member] | Third vesting date (tranche 3) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2025
2022 Grant 2 [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Total number of restricted shares awards	149,377
Number of restricted shares awards vesting each period	49,792
Grant date fair value per share (USD) | $ / shares	$ 7.23
2022 Grant 2 [Member] | Grant date [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Mar. 24, 2022
2022 Grant 2 [Member] | First vesting date (tranche 1) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2023
2022 Grant 2 [Member] | Second vesting date (tranche 2) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2024
2022 Grant 2 [Member] | Third vesting date (tranche 3) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2025
2023 Grant 1 [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Total number of restricted shares awards	379,000
Number of restricted shares awards vesting each period	126,333
Grant date fair value per share (USD) | $ / shares	$ 8.3
2023 Grant 1 [Member] | Grant date [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Feb. 08, 2023
2023 Grant 1 [Member] | First vesting date (tranche 1) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2024
2023 Grant 1 [Member] | Second vesting date (tranche 2) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2025
2023 Grant 1 [Member] | Third vesting date (tranche 3) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2026
2023 Grant 2 [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Total number of restricted shares awards	129,808
Number of restricted shares awards vesting each period	43,269
Grant date fair value per share (USD) | $ / shares	$ 8.32
2023 Grant 2 [Member] | Grant date [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Mar. 23, 2023
2023 Grant 2 [Member] | First vesting date (tranche 1) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2024
2023 Grant 2 [Member] | Second vesting date (tranche 2) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2025
2023 Grant 2 [Member] | Third vesting date (tranche 3) [Member]
Schedule of Board of Directors Approved Share-Based Employee Compensation Plan [Line Items]
Vesting date	Jan. 02, 2026